SHAREHOLDERS' EQUITY - Schedule of Options Outstanding by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	1,108,652,000
Weighted average remaining contractual term (years)	4 years 5 months 1 day
Weighted average exercise price (in usd per share)	$ 21,200
Options exercisable (in shares) | shares	375,521,000
Weighted average exercise price of options exercisable (in usd per share)	$ 54,570
$0.27-0.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	0.27
Range of exercise price, upper (in usd per share)	$ 0.31
Options outstanding (in shares) | shares	951,076,000
Weighted average remaining contractual term (years)	4 years 6 months 25 days
Weighted average exercise price (in usd per share)	$ 290
Options exercisable (in shares) | shares	230,960,000
Weighted average exercise price of options exercisable (in usd per share)	$ 300
$6.72-8.57
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	6.72
Range of exercise price, upper (in usd per share)	$ 8.57
Options outstanding (in shares) | shares	1,820,000
Weighted average remaining contractual term (years)	2 years 1 month 17 days
Weighted average exercise price (in usd per share)	$ 7,030.00
Options exercisable (in shares) | shares	1,820,000
Weighted average exercise price of options exercisable (in usd per share)	$ 7,000.0
$20.44-24.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	20.44
Range of exercise price, upper (in usd per share)	$ 24.99
Options outstanding (in shares) | shares	3,019,000
Weighted average remaining contractual term (years)	5 years 11 months 19 days
Weighted average exercise price (in usd per share)	$ 21,840
Options exercisable (in shares) | shares	2,744,000
Weighted average exercise price of options exercisable (in usd per share)	$ 21,500
$37.21-54.51
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	37.21
Range of exercise price, upper (in usd per share)	$ 54.51
Options outstanding (in shares) | shares	4,584,000
Weighted average remaining contractual term (years)	4 years 5 months 4 days
Weighted average exercise price (in usd per share)	$ 45,660
Options exercisable (in shares) | shares	3,632,000
Weighted average exercise price of options exercisable (in usd per share)	$ 43,400
$57.10-85.14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	57.10
Range of exercise price, upper (in usd per share)	$ 85.14
Options outstanding (in shares) | shares	30,968,000
Weighted average remaining contractual term (years)	1 year 6 months 3 days
Weighted average exercise price (in usd per share)	$ 79,530
Options exercisable (in shares) | shares	30,968,000
Weighted average exercise price of options exercisable (in usd per share)	$ 79,500
$96.74
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, upper (in usd per share)	$ 96.74
Options outstanding (in shares) | shares	24,891,000
Weighted average remaining contractual term (years)	2 years 4 months 13 days
Weighted average exercise price (in usd per share)	$ 96,740
Options exercisable (in shares) | shares	24,891,000
Weighted average exercise price of options exercisable (in usd per share)	$ 96,700
$151.63-224.18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	151.63
Range of exercise price, upper (in usd per share)	$ 224.18
Options outstanding (in shares) | shares	68,718,000
Weighted average remaining contractual term (years)	4 years 1 month 20 days
Weighted average exercise price (in usd per share)	$ 183,220
Options exercisable (in shares) | shares	68,718,000
Weighted average exercise price of options exercisable (in usd per share)	$ 183,200
$232.2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, upper (in usd per share)	$ 232.2
Options outstanding (in shares) | shares	23,576,000
Weighted average remaining contractual term (years)	5 years 3 months 25 days
Weighted average exercise price (in usd per share)	$ 232,200
Options exercisable (in shares) | shares	11,788,000
Weighted average exercise price of options exercisable (in usd per share)	$ 232.20